Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Reconciliation for Impaired Accounts Receivable (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Domestic customers
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	$ (3,459,063)	$ (1,182,729)	$ (1,100,186)
Impairment of accounts receivable	(2,178,693)	(2,276,334)	(82,543)
Balance at the end of the year	(5,637,756)	(3,459,063)	(1,182,729)
Export customers
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	(282,917)	(211,363)	(182,823)
(Increase) cancellation	143,689	(72,761)	(20,353)
Translation effects	(51,551)	1,207	(8,187)
Balance at the end of the year	$ (190,779)	$ (282,917)	$ (211,363)